Law Offices

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601

Chicago, IL 60606

(312) 964-3500

February 13, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ivy Funds
(File Nos. 33-45961 and 811-06569)
Ivy Variable Insurance Portfolios
(File Nos. 33-11466 and 811-05017)
Definitive Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing electronically via the EDGAR system, on behalf of the above-referenced registrants (the “Registrants”), pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, are a Notice of Special Meeting of Shareholders, a copy of the definitive proxy statement, and form of proxy (the “Definitive Proxy Materials”) to be used in connection with a special meeting of shareholders of the Ivy Science & Technology Fund and Ivy VIP Science & Technology on April 13, 2018.

The Definitive Proxy Materials are marked to reflect changes made to the Notice of Special Meeting of Shareholders, preliminary version of the proxy statement, and form of proxy (the “Preliminary Proxy Materials”) as filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 13, 2018. Under separate correspondence, filed on February 8, 2018 with the SEC, the Registrants responded to the comments that had been conveyed by Mr. James O’Connor of the staff of the SEC on the Preliminary Proxy Materials on February 5, 2018.

Please direct any questions or comments regarding this filing to the undersigned at (312) 964-3505.

Sincerely yours,

/s/ Mark R. Greer
Mark R. Greer

cc:	Jennifer Dulski
Philip A. Shipp